Loans and Other Financing - Summary of Net Loans and Other Financing (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of loans and other financing [line items]
Non-financial Public Sector	$ 8,145,078	$ 1,003,557
Argentine Central Bank (BCRA)	0	88,839
Financial Institutions	164,350,429	59,446,218
Loans	164,350,429	59,446,218
Non-financial Private Sector and Residents Abroad	14,883,296,443	6,938,130,259
Loans	14,505,135,102	6,693,166,667
Financial Leases	31,859,811	13,922,116
Other Financing	346,301,530	231,041,476
Less: Allowances	(667,700,029)	(290,011,033)
Loans and Other Financing	14,388,091,921	6,708,657,840
Advances
Disclosure of loans and other financing [line items]
Loans	626,409,093	260,991,087
Notes
Disclosure of loans and other financing [line items]
Loans	3,927,828,023	1,532,749,306
Mortgage Loans
Disclosure of loans and other financing [line items]
Loans	317,644,027	82,566,893
Pledge Loans
Disclosure of loans and other financing [line items]
Loans	397,641,851	98,194,742
Personal Loans
Disclosure of loans and other financing [line items]
Loans	1,763,502,535	556,878,251
Credit Card Loans
Disclosure of loans and other financing [line items]
Loans	6,164,899,626	3,717,156,355
Other Loans
Disclosure of loans and other financing [line items]
Loans	888,761,448	108,081,910
Accrued Interest, Adjustments and Quotation Differences Receivable
Disclosure of loans and other financing [line items]
Loans	453,200,330	364,965,325
Documented Interest
Disclosure of loans and other financing [line items]
Loans	$ (34,751,831)	$ (28,417,202)